Van Kampen Unit Trusts,
                              Municipal Series 480


IM-IT/482                                                      Colorado IM-IT/91
IM-IT Laddered/7

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE FUND
   This series of Van Kampen Unit Trusts, Municipal Series (the "Fund") consists of underlying separate unit investment trusts described above. Each Trust consists of an insured portfolio of interest-bearing obligations (the "Bonds" or "Securities") issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authority, exempt from all Federal income taxes under existing law. In addition, the interest income of each State Trust is, in the opinion of counsel, exempt to the extent indicated from state and local taxes, when held by residents of the state where the issuers of Bonds in such Trust are located.

                              PUBLIC OFFERING PRICE
   The Public Offering Price of the Units of each Trust includes the aggregate bid price of the Securities in such Trust, an applicable sales charge, cash, if any, in the Principal Account held or owned by such Trust, and accrued interest, if any. See "Summary of Essential Financial Information".

                     ESTIMATED CURRENT AND LONG-TERM RETURNS
   Estimated Current and Long-Term Returns to Unitholders are indicated under "Summary of Essential Financial Information". The methods of calculating Estimated Current Returns and Estimated Long-Term Return are set forth in Part II of this Prospectus.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  The Date of this Prospectus is April 23, 2007


                                   Van Kampen


       VAN KAMPEN
       INVESTMENTS



                  VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 480
                   Summary of Essential Financial Information
                             As of February 28, 2007
                         Sponsor: Van Kampen Funds Inc.
            Evaluator: Standard & Poor's Securities Evaluations, Inc.
                   Supervisor: Van Kampen Asset Management (4)
                          Trustee: The Bank of New York

   The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions. Unitholders choosing a different distribution plan (if available) will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plan.

                                                                                              IM-IT           Colorado
                                                                             IM-IT          Laddered            IM-IT
                                                                             Trust            Trust             Trust
                                                                       --------------   ---------------   --------------
General Information
Principal Amount (Par Value) of Securities..........................   $   10,715,000   $     3,840,000   $    2,820,000
Number of Units.....................................................           11,481             3,903            3,043
Fractional Undivided Interest in Trust per Unit.....................         1/11,481           1/3,903          1/3,043
Public Offering Price:
      Aggregate Bid Price of Securities in Portfolio................   $11,008,329.90   $  3,915,106.45   $ 2,923,169.50
      Aggregate Bid Price of Securities per Unit....................   $       958.83   $      1,003.10   $       960.62
      Sales charge of 5.042% (4.80% of Public Offering Price
      excluding principal cash) for the IM-IT Trust, 4.712% (4.50%
      of Public Offering Price excluding principal cash) for the
      IM-IT Laddered Trust and 4.712% (4.50% of Public Offering
      Price excluding principal cash) for the Colorado IM-IT Trust..   $        48.34   $         47.26   $        45.26
      Principal Cash per Unit.......................................   $          .69   $           .76   $          .40
      Public Offering Price per Unit (1)............................   $     1,007.86   $      1,051.12   $     1,006.28
Redemption Price per Unit...........................................   $       959.52   $      1,003.86   $       961.02
Excess of Public Offering Price per Unit over
      Redemption Price per Unit.....................................   $        48.34   $         47.26   $        45.26
Minimum Value of the Trust under which Trust
      Agreement may be terminated...................................   $ 2,263,000.00   $  1,000,000.00   $   566,000.00
Annual Premium on Portfolio Insurance...............................   $           --   $            --   $           --
Evaluator's Annual Evaluation Fee (3)...............................   $        3,657   $         1,499   $          932
Special Information
Calculation of Estimated Net Annual Unit Income:
      Estimated Annual Interest Income per Unit.....................   $        44.37   $         42.47   $        44.64
      Less: Estimated Annual Expense excluding Insurance............   $         2.15   $          2.53   $         2.60
      Less: Annual Premium on Portfolio Insurance...................   $           --   $            --   $           --
      Estimated Net Annual Interest Income per Unit.................   $        42.22   $         39.94   $        42.04
Calculation of Estimated Interest Earnings per Unit:
      Estimated Net Annual Interest Income..........................   $        42.22   $         39.94   $        42.04
      Divided by 12.................................................   $         3.52   $          3.33   $         3.50
Estimated Daily Rate of Net Interest Accrual per Unit...............   $       .11727   $        .11095   $       .11678
Estimated Current Return Based on Public Offering Price (2).........            4.19%             3.80%            4.18%
Estimated Long-Term Return (2)......................................            3.60%             3.33%            3.43%

--------------------------------------------------------------------------------

(1) Plus accrued interest to the date of settlement (three business days after purchase) of $2.93, $2.77 and $2.92 for the IM-IT, IM-IT Laddered and Colorado IM-IT Trusts, respectively.

(2) The Estimated Current Returns and Estimated Long-Term Returns are described under "Estimated Current and Long-Term Returns" in Part II.

(3) Notwithstanding information to the contrary in Part II of this Prospectus, as compensation for its services, the Evaluator shall receive a fee of $.36 per $1,000 principal amount of Bonds per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category
     "All Services Less Rent of Shelter" in the Consumer Price Index.

(4) Notwithstanding anything to the contrary in Prospectus Part II, the Supervisor is Van Kampen Asset Management.

             Summary of Essential Financial Information (continued)

   Evaluations for purpose of sales, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange on days such Exchange is open next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

Minimum Principal Distribution...........  $1.00 per Unit
Date of Deposit..........................  January 27, 2004
Supervisor's Annual Supervisory Fee......  Maximum of $.25 per Unit
Sponsor's Annual Bookkeeping
   and Administrative Services Fee.......  Maximum of $.15 per Unit


Record and Computation Dates.............  TENTH day of the month as follows:
                    monthly - each month; semi-annual - June and December for the IM-IT and IM-IT Laddered Trusts and January and July for the Colorado IM-IIT Trust.

Distribution Dates.......................  TWENTY-FIFTH day of the month as follows: monthly - each month; semi-annual - June and December for the IM-IT and IM-IT Laddered Trusts and January and July for the Colorado IM-IIT Trust.

Trustee's Annual Fee.....................  $.91 and $.51 per $1,000 principal amount of Bonds respectively, for those portions of the Trusts under the monthly and semi-annual distribution plans.

--------------------------------------------------------------------------------
                                    PORTFOLIO
   As of December 31, 2006, the Insured Municipals Income Trust, Series 482 consists of 17 issues which are payable from the income of a specific project or authority. The portfolio is divided by purpose of issue as follows: Airport, 2 (13%); General Obligation, 3 (23%); Health Care, 1 (9%); Higher Education, 2 (9%); Public Building, 2 (7%); Public Education, 1 (4%); Tax District, 1 (3%); Transportation, 2 (13%) and Water and Sewer, 3 (19%). The portfolio consists of 17 Bond issues in 11 states. See "Portfolio" herein.

   As of December 31, 2006, the Insured Municipals Income Trust, Laddered Series 7 consists of 13 issues which are payable from the income of a specific project or authority. The portfolio is divided by purpose of issue as follows: Airport, 1 (8%); General Obligation, 8 (47%); General Purpose, 1 (7%); Public Building, 2 (27%) and Retail Electric/Gas/Telephone, 1 (11%). The portfolio consists of 13 Bond issues in 9 state. See "Portfolio" herein.

   As of December 31, 2006, the Colorado Insured Municipals Income Trust, Series 91 consists of 8 issues which are payable from the income of a specific project or authority. The portfolio is divided by purpose of issue as follows: Airport, 1 (10%); General Obligation, 4 (47%); Higher Education, 2 (34%) and Public Education, 1 (9%). See "Portfolio" herein.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Unitholders of Van Kampen Unit Trusts, Municipal Series 480:
   We have audited the accompanying statements of condition (including the analyses of net assets and the related portfolio schedules) of Van Kampen Unit Trusts, Municipal Series 480 (IM-IT, IM-IT Laddered and Colorado IM-IT Trusts) as of December 31, 2006, and the related statements of operations and changes in net assets for the period from January 27, 2004 (date of deposit) through December 31, 2004 and for the years ended December 31, 2005 and 2006. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.
   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee and Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of obligations owned at December 31, 2006 by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Unit Trusts, Municipal Series 480 (IM-IT, IM-IT Laddered and Colorado IM-IT Trusts) as of December 31, 2006, and the results of its operations and changes in net assets for the period from January 27, 2004 (date of deposit) through December 31, 2004 and for the years ended December 31, 2005 and 2006, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   April 16, 2007

                  VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 480
                             Statements of Condition
                                December 31, 2006
                                                                                                  IM-IT       Colorado
                                                                                     IM-IT      Laddered        IM-IT
                                                                                     Trust        Trust         Trust
                                                                                 ------------  ------------ -----------
   Trust property
      Cash  ...................................................................   $        --  $        --  $        --
      Tax-exempt securities at market value, (cost $10,870,063,
         $3,910,523 and $2,889,145, respectively) (note 1).....................    10,953,673    3,929,290    2,909,373
      Accrued interest.........................................................       144,976       41,064       16,368
      Receivable for securities sold...........................................            --           --           --
                                                                                 ------------  ------------ -----------
                                                                                  $11,098,649  $ 3,970,354  $ 2,925,741
                                                                                 ============  ============ ===========
   Liabilities and interest to Unitholders
      Cash overdraft...........................................................   $   106,401  $    48,382  $       197
      Redemptions payable......................................................            --           --           --
      Interest to Unitholders..................................................    10,992,248    3,921,972    2,925,544
                                                                                 ------------  ------------ -----------
                                                                                  $11,098,649  $ 3,970,354  $ 2,925,741
                                                                                 ============  ============ ===========

                             Analyses of Net Assets

   Interest of Unitholders (11,487, 3,921 and 3,043 Units, respectively of fractional undivided interest outstanding) Cost to original investors of
      12,073, 5,000 and
         3,049 Units, respectively (note 1)....................................   $12,073,000  $ 5,247,850  $ 3,049,000
         Less initial underwriting commission (note 3).........................       591,525      204,668      149,389
                                                                                 ------------  ------------ -----------
                                                                                   11,481,475    5,043,182    2,899,611
         Less redemption of Units (586, 1,079 and
            6 Units, respectively).............................................       560,561    1,066,415        5,567
                                                                                 ------------  ------------ -----------
                                                                                   10,920,914    3,976,767    2,894,044
      Undistributed net investment income
         Net investment income.................................................     1,492,974      544,319      380,374
         Less distributions to Unitholders.....................................     1,458,248      531,195      365,409
                                                                                 ------------  ------------ -----------
                                                                                       34,726       13,124       14,965
      Realized gain (loss) on Bond sale or redemption..........................        (4,918)     (30,005)        (524)
      Unrealized appreciation (depreciation) of Bonds (note 2).................        83,610       18,767       20,228
      Distributions to Unitholders of Bond sale or redemption proceeds.........       (42,084)     (56,681)      (3,169)
                                                                                 ------------  ------------ -----------
            Net asset value to Unitholders.....................................   $10,992,248  $ 3,921,972  $ 2,925,544
                                                                                 ============  ============ ===========
   Net asset value per Unit (Units outstanding of 11,487,
      3,921 and 3,043, respectively)...........................................   $    956.93  $  1,000.25  $    961.40
                                                                                 ============  ============ ===========


   The accompanying notes are an integral part of these financial statements.

                   INSURED MUNICIPALS INCOME TRUST, SERIES 482
                            Statements of Operations
  Period from January 27, 2004 (date of deposit) through December 31, 2004 and for the years ended December 31, 2005 and 2006
                                                                                     2004         2005         2006
                                                                                 ------------  ------------ -----------
   Investment income
      Interest income..........................................................   $   494,949  $   532,770  $   522,013
      Expenses
         Trustee fees and expenses.............................................        10,735       14,727       15,121
         Evaluator fees........................................................         3,459        4,086        3,657
         Insurance expense.....................................................            --           --           --
         Supervisory fees......................................................         1,833        1,465        1,675
                                                                                 ------------  ------------ -----------
            Total expenses.....................................................        16,027       20,278       20,453
                                                                                 ------------  ------------ -----------
         Net investment income.................................................       478,922      512,492      501,560
   Realized gain (loss) from Bond sale or redemption
      Proceeds.................................................................         9,813      250,201      346,480
      Cost.....................................................................        10,264      253,835      347,313
                                                                                 ------------  ------------ -----------
         Realized gain (loss)..................................................          (451)      (3,634)        (833)
   Net change in unrealized appreciation (depreciation) of Bonds...............      (131,309)     136,714       78,205
                                                                                 ------------  ------------ -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS....................................................   $   347,162  $   645,572  $   578,932
                                                                                 ============  ============ ===========

                       Statements of Changes in Net Assets
    Period from January 27, 2004 (date of deposit) through December 31, 2004 and for the years ended December 31, 2005 and 2006

                                                                                     2004         2005         2006
                                                                                 ------------  ------------ -----------
   Increase (decrease) in net assets Operations:
      Net investment income....................................................   $   478,922  $   512,492  $   501,560
      Realized gain (loss) on Bond sale or redemption..........................          (451)      (3,634)        (833)
      Net change in unrealized appreciation (depreciation) of Bonds............      (131,309)     136,714       78,205
                                                                                 ------------  ------------ -----------
         Net increase (decrease) in net assets resulting from operations.......       347,162      645,572      578,932
   Distributions to Unitholders from:
      Net investment income....................................................      (445,611)    (510,272)    (502,365)
      Bonds sale or redemption proceeds........................................            --      (18,456)     (23,628)
      Redemption of Units......................................................        (7,282)    (229,826)    (323,453)
                                                                                 ------------  ------------ -----------
         Total increase (decrease).............................................      (105,731)    (112,982)    (270,514)
   Net asset value to Unitholders
      Beginning of period......................................................    11,481,475   11,375,744   11,262,762
                                                                                 ------------  ------------ -----------
      End of period (including undistributed net investment income of
         $33,311, $35,531 and $34,726, respectively)...........................   $11,375,744  $11,262,762  $10,992,248
                                                                                 ============  ============ ===========


   The accompanying notes are an integral part of these financial statements.

               INSURED MUNICIPALS INCOME TRUST, LADDERED SERIES 7
                            Statements of Operations
  Period from January 27, 2004 (date of deposit) through December 31, 2004 and for the years ended December 31, 2005 and 2006
                                                                                     2004         2005         2006
                                                                                 ------------  ------------ -----------
   Investment income
      Interest income..........................................................   $   190,480  $   196,982  $   181,898
      Expenses
         Trustee fees and expenses.............................................         4,103        7,180        7,061
         Evaluator fees........................................................         1,529        1,718        1,499
         Insurance expense.....................................................            --           --           --
         Supervisory fees......................................................           759          564          628
                                                                                 ------------  ------------ -----------
            Total expenses.....................................................         6,391        9,462        9,188
                                                                                 ------------  ------------ -----------
         Net investment income.................................................       184,089      187,520      172,710
   Realized gain (loss) from Bond sale or redemption
      Proceeds.................................................................       257,601      205,293      639,761
      Cost.....................................................................       270,696      208,818      653,146
                                                                                 ------------  ------------ -----------
         Realized gain (loss)..................................................       (13,095)      (3,525)     (13,385)
   Net change in unrealized appreciation (depreciation) of Bonds...............       (34,265)      13,914       39,118
                                                                                 ------------  ------------ -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS....................................................   $   136,729  $   197,909  $   198,443
                                                                                 ============  ============ ===========

                       Statements of Changes in Net Assets
    Period from January 27, 2004 (date of deposit) through December 31, 2004 and for the years ended December 31, 2005 and 2006

                                                                                     2004         2005         2006
                                                                                 ------------  ------------ -----------
   Increase (decrease) in net assets Operations:
      Net investment income....................................................   $   184,089  $   187,520  $   172,710
      Realized gain (loss) on Bond sale or redemption..........................       (13,095)      (3,525)     (13,385)
      Net change in unrealized appreciation (depreciation) of Bonds............       (34,265)      13,914       39,118
                                                                                 ------------  ------------ -----------
         Net increase (decrease) in net assets resulting from operations.......       136,729      197,909      198,443
   Distributions to Unitholders from:
      Net investment income....................................................      (170,592)    (186,662)    (173,941)
      Bonds sale or redemption proceeds........................................        (6,224)     (15,143)     (35,314)
      Redemption of Units......................................................      (305,484)    (255,111)    (505,820)
                                                                                 ------------  ------------ -----------
         Total increase (decrease).............................................      (345,571)    (259,007)    (516,632)
   Net asset value to Unitholders
      Beginning of period......................................................     5,043,182    4,697,611    4,438,604
                                                                                 ------------  ------------ -----------
      End of period (including undistributed net investment income of
         $13,497, $14,355 and $13,124, respectively)...........................   $ 4,697,611  $ 4,438,604  $ 3,921,972
                                                                                 ============  ============ ===========


   The accompanying notes are an integral part of these financial statements.

               COLORADO INSURED MUNICIPALS INCOME TRUST, SERIES 91
                            Statements of Operations
  Period from January 27, 2004 (date of deposit) through December 31, 2004 and for the years ended December 31, 2005 and 2006
                                                                                     2004         2005         2006
                                                                                 ------------  ------------ -----------
   Investment income
      Interest income..........................................................   $   125,366  $   136,156  $   135,920
      Expenses
         Trustee fees and expenses.............................................         2,985        4,953        5,046
         Evaluator fees........................................................           865        1,023          932
         Insurance expense.....................................................            --           --           --
         Supervisory fees......................................................           463          370          431
                                                                                 ------------  ------------ -----------
            Total expenses.....................................................         4,313        6,346        6,409
                                                                                 ------------  ------------ -----------
         Net investment income.................................................       121,053      129,810      129,511
   Realized gain (loss) from Bond sale or redemption
      Proceeds.................................................................            --        4,978        4,964
      Cost.....................................................................            --        5,269        5,197
                                                                                 ------------  ------------ -----------
         Realized gain (loss)..................................................            --         (291)        (233)
   Net change in unrealized appreciation (depreciation) of Bonds...............       (41,078)      38,847       22,459
                                                                                 ------------  ------------ -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS....................................................   $    79,975  $   168,366  $   151,737
                                                                                 ============  ============ ===========

                       Statements of Changes in Net Assets
    Period from January 27, 2004 (date of deposit) through December 31, 2004 and for the years ended December 31, 2005 and 2006

                                                                                     2004         2005         2006
                                                                                 ------------  ------------ -----------
   Increase (decrease) in net assets Operations:
      Net investment income....................................................   $   121,053  $   129,810  $   129,511
      Realized gain (loss) on Bond sale or redemption..........................            --         (291)        (233)
      Net change in unrealized appreciation (depreciation) of Bonds............       (41,078)      38,847       22,459
                                                                                 ------------  ------------ -----------
         Net increase (decrease) in net assets resulting from operations.......        79,975      168,366      151,737
   Distributions to Unitholders from:
      Net investment income....................................................      (107,975)    (128,050)    (129,384)
      Bonds sale or redemption proceeds........................................             --      (3,169)          --
      Redemption of Units......................................................        (1,792)          --       (3,775)
                                                                                 ------------  ------------ -----------
         Total increase (decrease).............................................       (29,792)      37,147       18,578
   Net asset value to Unitholders
      Beginning of period......................................................     2,899,611    2,869,819    2,906,966
                                                                                 ------------  ------------ -----------
      End of period (including undistributed net investment income of
         $13,078, $14,838 and $14,965, respectively)...........................   $ 2,869,819  $ 2,906,966  $ 2,925,544
                                                                                 ============  ============ ===========


   The accompanying notes are an integral part of these financial statements.

VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 480
INSURED MUNICIPALS INCOME TRUST                                             PORTFOLIO SCHEDULE AS OF DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------
 PORT-                                                                                      REDEMPTION         MARKET
FOLIO       AGGREGATE                                                            RATING       FEATURE           VALUE
 ITEM       PRINCIPAL   NAME OF ISSUER, TITLE, INTEREST RATE AND MATURITY DATE  (NOTE 2)      (NOTE 2)        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
   A     $     510,000  Louisville & Jefferson County, Kentucky, Visitors and Convention
                         Commission, Revenue Bonds, Kentucky International
                         Convention Center, Project A (FSA Insured)
                         4.625% Due 12/01/27                                     AAA      2014 @ 101      $    517,578
----------------------------------------------------------------------------------------------------------------------
   B         1,000,000  Massachusetts, Water Resources Authority, Revenue Bonds,
                         Series D (MBIA Insured)
                         4.625% Due 08/01/28                                     AAA      2013 @ 100         1,010,430
----------------------------------------------------------------------------------------------------------------------
   C         1,000,000  Denver, Colorado, City and County School District Number 1,
                         General Obligation Bonds (FSA Insured)                           2013 @ 100
                         4.500% Due 12/01/28                                     AAA      2024 @ 100 S.F.    1,004,690
----------------------------------------------------------------------------------------------------------------------
   D         1,000,000  Stockton, California, Unified School District, General Obligation
                         Bonds, Election 2000, Series 2004 (MBIA Insured)                 2012 @ 101
                         4.625% Due 01/01/29                                     AAA      2028 @ 100 S.F.    1,011,230
----------------------------------------------------------------------------------------------------------------------
   E           490,000  Los Angeles, California, Wastewater System Revenue
                         Refunding Bonds, Series A (FSA Insured)                          2013 @ 100
                         4.875% Due 06/01/29                                     AAA      2028 @ 100 S.F.      507,596
----------------------------------------------------------------------------------------------------------------------
   F           500,000  Pennsylvania State Higher Educational Facilities Authority,
                         Revenue Bonds, Association of Independent Colleges,
                         Universities Financing (FGIC Insured)                            2014 @ 100
                         4.500% Due 11/01/29                                     AAA      2025 @ 100 S.F.      501,525
----------------------------------------------------------------------------------------------------------------------
   G         1,250,000  South Carolina, Transportation Infrastructure Bank, Revenue
                         Bonds, Series A (AMBAC Assurance Insured)                        2013 @ 100
                         4.625% Due 10/01/30                                    Aaa*      2029 @ 100 S.F.    1,262,562
----------------------------------------------------------------------------------------------------------------------
   H           460,000  Freeport, New York, General Obligation Bonds, Series A
                         (FGIC Insured)
                         4.500% Due 01/15/32                                    Aaa*      2013 @ 100           460,957
----------------------------------------------------------------------------------------------------------------------
   I           500,000  Colorado, Educational & Cultural Facilities Authority, Revenue
                         Bonds, Johnson & Wales University Project, Series A
                         (XL Capital Assurance Insured)                                   2013 @ 100
                         4.750% Due 04/01/33                                     AAA      2029 @ 100 S.F.      509,175
----------------------------------------------------------------------------------------------------------------------
   J           435,000  Colorado, Educational & Cultural Facilities Authority, Revenue
                         Refunding Improvement Bonds, Pinnacle Charter School
                         (XL Capital Assurance Insured)                                   2013 @ 100
                         5.000% Due 06/01/33                                     AAA      2024 @ 100 S.F.      453,653
----------------------------------------------------------------------------------------------------------------------
   K           300,000  Lancaster, California, Redevelopment Agency, Tax Allocation
                         Revenue Refunding Bonds, Subordinate, Combined
                         Redevelopment Project Areas (MBIA Insured)                       2015 @ 102
                         4.750% Due 08/01/33                                     AAA      2028 @ 100 S.F.      310,599
----------------------------------------------------------------------------------------------------------------------
   L           465,000  Denver, Colorado, City & County Airport Revenue Bonds,
                         Series B (XL Capital Assurance Insured)                          2013 @ 100
                         5.000% Due 11/15/33                                     AAA      2031 @ 100 S.F.      486,999
----------------------------------------------------------------------------------------------------------------------
   M           210,000  Denver, Colorado, Convention Center Hotel Authority, Revenue      2013 @ 100
                         Bonds, Series A (Xl Capital Assurance Insured)                   2029 @ 100 S.F.
                         5.000% Due 12/01/33                                     AAA      2013 @ 100 P.R.      226,267
----------------------------------------------------------------------------------------------------------------------
   N           945,000  Chicago, Illinois (Midway Airport) Revenue Bonds, Series B
                         (MBIA Insured)                                                   2009 @ 101
                         5.000% Due 01/01/35                                     AAA      2032 @ 100 S.F.      967,718
----------------------------------------------------------------------------------------------------------------------
   O            90,000  Reno, Nevada, Senior Lien Sales and Room Tax Revenue
                         Bonds (Retrac-Reno Transportation Rail Access
                         Corridor Project) Series 2002 (AMBAC                             2012 @ 100
                         Assurance Insured)                                               2033 @ 100 S.F.
                         5.125% Due 06/01/37                                     AAA      2012 @ 100 P.R.       96,246
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 480
INSURED MUNICIPALS INCOME TRUST                                 PORTFOLIO SCHEDULE AS OF DECEMBER 31, 2006 (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
 PORT-                                                                                      REDEMPTION         MARKET
FOLIO       AGGREGATE                                                            RATING       FEATURE           VALUE
 ITEM       PRINCIPAL   NAME OF ISSUER, TITLE, INTEREST RATE AND MATURITY DATE  (NOTE 2)      (NOTE 2)        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
   P     $     570,000  Atlanta, Georgia, Water & Wastewater Revenue Bonds,
                         Series A (MBIA Insured)                                          2012 @ 100
                         5.000% Due 11/01/39                                     AAA      2034 @ 100 S.F. $    596,568
----------------------------------------------------------------------------------------------------------------------
   Q         1,000,000  New Jersey, Health Care Facilities, Financing Authority,
                         Revenue Bonds, FHA (Jersey City Medical Center)
                         AMBAC Assurance Insured                                          2011 @ 100
                         5.000% Due 08/01/41                                     AAA      2018 @ 100 S.F.    1,029,880
         -------------                                                                                    ------------
         $  10,725,000                                                                                    $ 10,953,673
         =============                                                                                    ============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 480
INSURED MUNICIPALS INCOME TRUST, LADDERED SERIES                            PORTFOLIO SCHEDULE AS OF DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------
 PORT-                                                                                      REDEMPTION         MARKET
FOLIO       AGGREGATE                                                            RATING       FEATURE           VALUE
 ITEM       PRINCIPAL   NAME OF ISSUER, TITLE, INTEREST RATE AND MATURITY DATE  (NOTE 2)      (NOTE 2)        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
   A     $     320,000  Bay Shore, New York, Union Free School District, General
                         Obligation Bonds (FSA Insured)
                         3.500% Due 01/15/14                                    Aaa*      2013 @ 100      $    315,453
----------------------------------------------------------------------------------------------------------------------
   B            90,000  Camden County, New Jersey, General Obligation Bonds
                         (FSA Insured)
                         3.250% Due 02/01/14                                     AAA      2013 @ 100            86,233
----------------------------------------------------------------------------------------------------------------------
   C           355,000  Converse, Texas, General Obligation Bonds (AMBAC
                         Assurance Insured)
                         3.300% Due 02/01/14                                     AAA      2013 @ 100           342,980
----------------------------------------------------------------------------------------------------------------------
   D            10,000  Oregon, State Administrative Services, Oregon Opportunity
                         General Obligation Bonds (FGIC Insured)
                         4.125% Due 12/01/18                                     AAA      2013 @ 100            10,063
----------------------------------------------------------------------------------------------------------------------
   E           455,000  Denton, Texas, Utility System Revenue Refunding and
                         Improvement Bonds (FSA Insured)
                         4.250% Due 12/01/18                                     AAA      2013 @ 100           458,067
----------------------------------------------------------------------------------------------------------------------
   F           120,000  Western Townships, Michigan, Utilities Authority, Sewer
                         Disposal Systems, General Obligation Bonds
                         (FGIC Insured)
                         4.375% Due 01/01/19                                     AAA      2013 @ 100           121,613
----------------------------------------------------------------------------------------------------------------------
   G           185,000  Andover, New Jersey, Regional School District, Refunding
                         General Obligation Bonds (FGIC Insured)
                         4.000% Due 02/15/19                                     AAA      2014 @ 100           184,993
----------------------------------------------------------------------------------------------------------------------
   H           280,000  Arkansas, Development Finance Authority, State Park,
                         Mountain Magazine Project (FSA Insured)                          2014 @ 100
                         4.500% Due 01/01/24                                     AAA      2022 @ 100 S.F.      281,504
----------------------------------------------------------------------------------------------------------------------
   I           500,000  Wachusett, Massachusetts, Regional School District, General
                         Obligation Bonds (MBIA Insured)
                         4.300% Due 01/15/24                                    Aaa*      2014 @ 100           500,535
----------------------------------------------------------------------------------------------------------------------
   J           550,000  Louisville & Jefferson County, Kentucky, Visitors and
                         Convention Commission, Revenue Bonds,
                         Kentucky International Convention Center,
                         Project A (FSA Insured)
                         4.625% Due 12/01/28                                     AAA      2014 @ 101           556,902
----------------------------------------------------------------------------------------------------------------------
   K           230,000  Arlington, New York, Central School District General
                         Obligation Bonds (MBIA Insured)
                         4.625% Due 12/15/28                                    Aaa*      2013 @ 100           234,036
----------------------------------------------------------------------------------------------------------------------
   L           295,000  Denver, Colorado, City & County Airport Revenue Bonds,
                         Series B (XL Capital Assurance Insured)                          2013 @ 100
                         5.000% Due 11/15/33                                     AAA      2031 @ 100 S.F.      308,956
----------------------------------------------------------------------------------------------------------------------
   M           490,000  Denver, Colorado, Convention Center Hotel Authority, Revenue      2013 @ 100
                         Bonds, Series A (XL Capital Assurance Insured)                   2029 @ 100 S.F.
                         5.000% Due 12/01/33                                     AAA      2013 @ 100 P.R.      527,955
         -------------                                                                                    ------------
         $   3,880,000                                                                                    $  3,929,290
         =============                                                                                    ============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 480
COLORADO INSURED MUNICIPALS INCOME TRUST                                    PORTFOLIO SCHEDULE AS OF DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------
 PORT-                                                                                      REDEMPTION         MARKET
FOLIO       AGGREGATE                                                            RATING       FEATURE           VALUE
 ITEM       PRINCIPAL   NAME OF ISSUER, TITLE, INTEREST RATE AND MATURITY DATE  (NOTE 2)      (NOTE 2)        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
   A     $     195,000  Larimer and Weld County, Colorado, School District Number         2013 @ 100
                         RE-5J, General Obligation Bonds, Series B (MBIA Insured)         2018 @ 100 S.F.
                         5.000% Due 11/15/23                                     AAA      2013 @ 100 P.R. $    210,508
----------------------------------------------------------------------------------------------------------------------
   B           200,000  Ouray County, Colorado, School District No. R-2 Ridgway
                         (FSA Insured)
                         4.300% Due 12/01/23                                    Aaa*      2013 @ 100           201,544
----------------------------------------------------------------------------------------------------------------------
   C           500,000  Denver, Colorado, City and County School District Number 1,
                         General Obligation Bonds (FSA Insured)                           2013 @ 100
                         4.500% Due 12/01/28                                     AAA      2024 @ 100 S.F.      502,345
----------------------------------------------------------------------------------------------------------------------
   D           450,000  University of Northern Colorado, Revenue Refunding and
                         Improvement Bonds, Auxiliary Facilities System,
                         Revenue Bonds (AMBAC Assurance Insured)                          2011 @ 100
                         5.000% Due 06/01/31                                     AAA      2027 @ 100 S.F.      465,660
----------------------------------------------------------------------------------------------------------------------
   E           430,000  Sand Creek Metropolitan District, Colorado, Refunding and
                         Improvement General Obligation Bonds (XL Capital
                         Assurance Insured)                                               2013 @ 100
                         5.000% Due 12/01/31                                     AAA      2028 @ 100 S.F.      450,464
----------------------------------------------------------------------------------------------------------------------
   F           500,000  Colorado, Educational & Cultural Facilities Authority, Revenue
                         Bonds, Johnson & Wales University Project, Series A
                         (XL Capital Assurance Insured)                                   2013 @ 100
                         4.750% Due 04/01/33                                     AAA      2029 @ 100 S.F.      509,175
----------------------------------------------------------------------------------------------------------------------
   G           250,000  Colorado, Educational & Cultural Facilities Authority, Revenue
                         Refunding Improvement Bonds, Pinnacle Charter School
                         (XL Capital Assurance Insured)                                   2013 @ 100
                         5.000% Due 06/01/33                                     AAA      2024 @ 100 S.F.      260,720
----------------------------------------------------------------------------------------------------------------------
   H           295,000  Denver, Colorado, City & County Airport Revenue Bonds,
                         Series B (XL Capital Assurance Insured)                          2013 @ 100
                         5.000% Due 11/15/33                                     AAA      2031 @ 100 S.F.      308,957
         -------------                                                                                    ------------
         $   2,820,000                                                                                    $  2,909,373
         =============                                                                                    ============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 480
                          Notes to Financial Statements
                        December 31, 2004, 2005 and 2006

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Tax-exempt municipal securities are stated at the value determined by the Evaluator. The Evaluator may determine the value of the Bonds
(1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in Bonds comparable to those held by each of the Trusts, (2) on the basis of bid prices for comparable Bonds, (3) by determining the value of the Bonds by appraisal or (4) by any combination of the above.

   Security Cost - The original cost to each of the Trusts (IM-IT, IM-IT Laddered and Colorado IM-IT) was based on the determination by J.J. Kenny Co. of the offering prices of the Bonds on the date of deposit (January 27, 2004). Since the valuation is based upon the bid prices, such Trusts (IM-IT, IM-IT Laddered and Colorado IM-IT) recognized downward adjustments of $81,761, $25,114 and $14,620, respectively, on the date of deposit resulting from the difference between the bid and offering prices. These downward adjustments were included in the aggregate amount of unrealized depreciation reported in the financial statements for each Trust for the period ended December 31, 2004.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit in each Trust based upon (1) the cash on hand in such Trust or monies in the process of being collected, (2) the Bonds in such Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust is not a taxable entity for Federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of such Trust and, accordingly, no provision has been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO
   Ratings - The source of all ratings, exclusive of those designated N/R or * is Standard & Poor's, A Division of the McGraw-Hill Companies. Ratings marked * are by Moody's Investors Service, Inc. as these Bonds are not rated by Standard & Poor's, A Division of the McGraw-Hill Companies. N/R indicates that the Bond is not rated by Standard & Poor's, A Division of the McGraw-Hill Companies or Moody's Investors Service, Inc. The ratings shown represent the latest published ratings of the Bonds. For a brief description of rating symbols and their related meanings, see "Description of Securities Ratings" in the Information Supplement.

   Redemption Feature - There is shown under this heading the year in which each issue of Bonds is initially or currently callable and the call price for that year. Each issue of Bonds continues to be callable at declining prices thereafter (but not below par value) except for original issue discount Bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of Bonds. "P.R." indicates a bond has been prerefunded. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Bonds have an offering side evaluation which represents a premium over par. To the extent that the Bonds were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. Conversely, to the extent that the Bonds were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Bonds and there will be distributed to Unitholders the principal amount in excess of $1 per Unit semi-annually and any premium received on such redemption. However, should the amount available for distribution in the Principal Account exceed $10.00 per Unit, the Trustee will make a special distribution from the Principal Account on the next succeeding monthly distribution date to holders of record on the related monthly record date. The Estimated Current Return in this event may be affected by such redemptions. For the Federal tax effect on Unitholders of such redemptions and resultant distributions, see "Federal Tax Status" in Part II.

   Insurance - Insurance coverage providing for the timely payment when due of all principal and interest on the Bonds in the IM-IT, IM-IT Laddered and Colorado IM-IT Trusts has been obtained by the Trusts or by one of the Preinsured Bond Insurers (as indicated in the Bond name). Such insurance does not guarantee the market value of the Bonds or the value of the Units. For Bonds covered under the Trust's insurance policy the insurance is effective only while Bonds thus insured are held in the Trust and the insurance premium, which is a Trust obligation, is paid on a monthly basis. The premium for insurance which has been obtained from various insurance companies by the issuer of the Bond involved is payable by the issuer.


NOTE 2 - PORTFOLIO (continued)
   An Accounting and Auditing Guide issued by the American Institute of Certified Public Accountants states that, for financial reporting purposes, insurance coverage of the type acquired by the Trust does not have any measurable value in the absence of default of the underlying Bonds or indication of the probability of such default. In the opinion of the Evaluator, there is no indication of a probable default of Bonds in the portfolio as of the date of these financial statements.

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 2006 is as follows:

                                                     IM-IT         Colorado
                                      IM-IT        Laddered         IM-IT
                                      Trust          Trust          Trust
                                    --------       --------       --------
   Unrealized Appreciation          $ 87,229       $ 37,934       $ 22,438
   Unrealized Depreciation            (3,619)       (19,167)        (2,210)
                                    --------       --------       --------
                                    $ 83,610       $ 18,767       $ 20,228
                                    ========       ========       ========

NOTE 3 - OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Bonds in the portfolio of each Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the Bonds per Unit on the date of an investor's purchase, plus a sales charge of 3.9% of the public offering price which is equivalent to 4.058% of the aggregate offering price of the Bonds for the IM-IT Laddered Trust and 4.9% of the public offering price which is equivalent to 5.152% of the aggregate offering price of the Bonds for the remaining trusts. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the Bonds per Unit on the date of an investor's purchase plus a sales charge based upon the years to average maturity of the Bonds in the portfolio. The sales charge ranges from 1.0% of the public offering price (1.010% of the aggregate bid price of the Bonds) for a Trust with a portfolio with less than two years to average maturity to 5.40% of the public offering price (5.708% of the aggregate bid price of the Bonds) for a Trust with a portfolio with twenty-one or more years to average maturity.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.25 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to the Trust). In addition, the Evaluator receives an annual fee for regularly evaluating each of the Trust's portfolios. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   Units were presented for redemption as follows:

                               Period ended               Years ended
                               December 31,              December 31,
                                   2004             2005              2006
                              --------------   --------------    --------------
   IM-IT Trust                       8               240               338
   IM-IT Laddered Trust             318              255               506
   Colorado IM-IT Trust              2                0                 4

NOTE 5 - FINANCIAL HIGHLIGHTS

IM-IT/482
                                                                              2004 (c)         2005           2006
                                                                             ------------  ------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period................................... $       951.00 $      942.87  $      952.45
                                                                             ------------  ------------   ------------
   Income from investment operations:
      Net investment income...............................................          39.68         42.95          42.76
      Net realized and unrealized gain (loss) on investment transactions (a)      (10.89)         10.95           6.55
                                                                             ------------  ------------   ------------
   Total from investment operations.......................................          28.79         53.90          49.31
                                                                             ------------  ------------   ------------
Distributions to Unitholders from:
   Net investment income..................................................        (36.92)       (42.77)        (42.82)
   Bond sale and redemption proceeds......................................             --        (1.55)         (2.01)
                                                                             ------------  ------------   ------------
   Total distributions to Unitholders.....................................        (36.92)       (44.32)        (44.83)
                                                                             ------------  ------------   ------------
   Net asset value, end of period......................................... $       942.87 $      952.45  $      956.93
                                                                             ============  ============   ============
Total Return (b):.........................................................           3.49%         5.79%          5.32%
Ratios as a Percentage of Average Net Assets (b):
   Expenses...............................................................           0.14%         0.18%          0.18%
   Net investment income..................................................           4.29%         4.52%          4.52%


--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from January 27, 2004 (date of deposit) through December 31,
     2004.

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

IM-IT Laddered/7
                                                                              2004 (c)         2005           2006
                                                                             ------------  ------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period................................... $     1,008.63 $    1,003.33  $    1,002.62
                                                                             ------------  ------------   ------------
   Income from investment operations:
      Net investment income...............................................          39.68         41.01          40.74
      Net realized and unrealized gain (loss) on investment transactions (a)       (8.53)          2.42           6.25
                                                                             ------------  ------------   ------------
   Total from investment operations.......................................          31.15         43.43          46.99
                                                                             ------------  ------------   ------------
Distributions to Unitholders from:
   Net investment income..................................................        (35.17)       (40.83)        (41.03)
   Bond sale and redemption proceeds......................................         (1.28)        (3.31)         (8.33)
                                                                             ------------  ------------   ------------
   Total distributions to Unitholders.....................................        (36.45)       (44.14)        (49.36)
                                                                             ------------  ------------   ------------
   Net asset value, end of period......................................... $     1,003.33 $    1,002.62  $    1,000.25
                                                                             ============  ============   ============
Total Return (b):.........................................................           3.48%         4.36%          4.81%
Ratios as a Percentage of Average Net Assets (b):
   Expenses...............................................................           0.13%         0.21%          0.22%
   Net investment income..................................................           3.86%         4.09%          4.09%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from January 27, 2004 (date of deposit) through December 31,
     2004.

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Colorado IM-IT/91
                                                                              2004 (c)         2005           2006
                                                                             ------------  ------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period................................... $       951.00 $      941.85  $      954.04
                                                                             ------------  ------------   ------------
   Income from investment operations:
      Net investment income...............................................          39.72         42.60          42.55
      Net realized and unrealized gain (loss) on investment transactions (a)      (13.45)         12.65           7.32
                                                                             ------------  ------------   ------------
   Total from investment operations.......................................          26.27         55.25          49.87
                                                                             ------------  ------------   ------------
Distributions to Unitholders from:
   Net investment income..................................................        (35.42)       (42.02)        (42.51)
   Bond sale and redemption proceeds......................................             --        (1.04)             --
                                                                             ------------  ------------   ------------
   Total distributions to Unitholders.....................................        (35.42)       (43.06)        (42.51)
                                                                             ------------  ------------   ------------
   Net asset value, end of period......................................... $       941.85 $      954.04  $      961.40
                                                                             ============  ============   ============
Total Return (b):.........................................................           3.02%         5.94%          5.39%
Ratios as a Percentage of Average Net Assets (b):
   Expenses...............................................................           0.15%         0.22%          0.22%
   Net investment income..................................................           4.29%         4.49%          4.50%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from January 27, 2004 (date of deposit) through December 31,
     2004.

                                                                       CMSPRO480